Document and Entity Information	9 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	Questcorp Global Inc.
Entity Central Index Key	0001671930
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false